Stockholders' Deficit (Details Narrative) - USD ($)									3 Months Ended					9 Months Ended		12 Months Ended
	Feb. 25, 2019	Dec. 27, 2018	Dec. 06, 2018	Nov. 28, 2018	Oct. 05, 2018	Aug. 29, 2018	Dec. 29, 2017	Mar. 02, 2017	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 02, 2018	Nov. 20, 2018	Sep. 21, 2018	Jan. 23, 2018	Apr. 20, 2017	Jun. 30, 2016	Jun. 16, 2015	Dec. 09, 2014
Common stock, shares authorized									4,000,000,000					4,000,000,000		400,000,000	400,000,000			400,000,000		100,000,000
Preferred stock, shares authorized									1,500,005					1,500,005		1,500,005	1,500,005					1,500,005
Common stock, par value									$ 0.001					$ 0.001		$ 0.001	$ 0.001					$ 0.001
Preferred stock, par value									$ 0.01					$ 0.01		$ 0.01	0.01					$ 0.01
Preferred stock voting rights description														Each holder of outstanding shares of Series B Preferred Stock is entitled to voting power equivalent to the number of votes equal to the total number of shares of common stock outstanding as of the record date for the determination of stockholders entitled to vote at each meeting of stockholders of the Company and entitled to vote on all matters submitted or required to be submitted to a vote of the stockholders of the Company.		Each holder of outstanding shares of Series A Preferred Stock is entitled to voting power equivalent to two shares of Common stock for each share of Series A Preferred Stock held and entitled to vote on all matters, except election or removal of directors of the Company, submitted to a vote of the stockholders of the Company.
Debt conversion shares								16,667	70,336,685	63,842,216	129,142,548
Debt conversion price per share									$ 0.0084	$ 0.02				$ 0.0084
Debt conversion price per share, minimum									0.0069	0.008	$ 0.002			0.01
Debt conversion price per share, maximum									$ 0.011	$ 0.04	$ 0.04			$ 0.04
Debt conversion amount								$ 50,000	$ 583,331	$ 1,095,100	$ 1,413,317
Number of common stock for services																500,000
Share issued price per shares							$ 0.14	$ 3.00
Proceeds from issuance of common stock														$ 1,031,979
Number of warrants outstanding																12,000
Number of shares granted														572,000
Stock option weighted average exercise price per share									$ 7.50					$ 7.50		$ 7.50	$ 7.50						$ 7.50
Warrants [Member]
Common stock, par value
Number of warrants outstanding						12,000			29,517					29,517		149,517
Number of warrant expired shares																		104,000
Warrants expiration term description														Expiration dates commencing May 2020 and continuing through November 2020
Weighted average exercise price per share									$ 9.53					$ 9.53
Warrants [Member] | AUD Currency [Member]
Amount received from warrant						$ 39
Maximum [Member]
Common stock, shares authorized																				4,000,000,000	400,000,000
Consulting expense							$ 71,250
Consulting Services Agreement with Certain Consultant Between December 21, 2018 and March 20, 2019 [Member]
Common stock, par value									$ 0.02					0.02
Number of common stock for services									5,000,000
Adjustment for amortization									$ 100,000
Consulting expense									$ 100,000
True-up provision description									The consultant agreed that the issuance of the first tranche of 5,000,000 shares (including the true-up provision) together with cash payments already made by the Company to the consultant fully satisfied the obligations (past and future) that the Company has under the consulting agreement.The true-up provisions in relation to the first tranche of 5,000,000 shares require that if the Company's stock closes below $0.025 per share on a split adjusted basis in the trading week of September 23, 2019 to September 27, 2019, (trading week 1) the Company will be required to issue an amount of its common stock based on the difference between agreed upon value of the shares and the lowest closing price of the Company's common stock during trading week 1.
Consulting Services Agreement with Consultant Between March 21, 2019 and December 20, 2019 [Member]
Number of common stock for services									3,000,000
October 5, 2018 Equity Purchase Agreement [Member]
Share issued price per shares									$ 0.017					$ 0.017
Adjustment for amortization														$ 333,059
Number of common shares issued during period														56,600,000
Proceeds from issuance of common stock														$ 964,009
October 5, 2018 Equity Purchase Agreement [Member] | Maximum [Member]
Share issued price per shares									0.04					$ 0.04
Proceeds from issuance of common stock					$ 10,000,000
October 5, 2018 Equity Purchase Agreement [Member] | Minimum [Member]
Share issued price per shares									0.013					$ 0.013
Equity Purchase Agreement [Member]
Number of common shares reserved for future issuance					462,071,621
Share issued price per shares					$ 0.0001
Equity purchase agreement description					Upon filing and effectiveness of the Company's Registration Statement on Form S-1, which was declared effective by the SEC on October 30, 2018, and provided other closing conditions are met, from time to time over the term of the Purchase Agreement, the Company had the right, but not the obligation, to direct the Investor to purchase shares of the Company's common stock (the "L2 Put Shares") in a maximum amount of $1,000,000, provided that the number of L2 Put Shares did not exceed 250% of the Average Daily Trading Volume (as defined in the L2 Purchase Agreement). At any time and from time to time during the 3-year term of the L2 Purchase Agreement (the "Commitment Period"), the Company had the right to deliver a notice L2 Capital (the "L2 Put Notice") and was obligated to deliver the Put Shares to Investor via DWAC (as defined in the L2 Purchase Agreement) within two trading days. The purchase price (the "L2 Purchase Price") for the Put Shares was 87.5% of the one lowest daily volume weighted average price on the Principal Market (as defined in the L2 Purchase Agreement) (as reported by Bloomberg Finance L.P.) during the five trading days immediately following the date L2 Capital receives the L2 Put Shares via DWAC associated with the applicable Put Notice (the "L2 Valuation Period"). The closing of a Put Notice occurred within one trading day following the end of the respective L2 Valuation Period, whereby (i) L2 Capital was obligated to deliver the L2 Investment Amount (as defined below) to the Company by wire transfer of immediately available funds and (ii) L2 Capital was obligated to return surplus L2 Put Shares if the value of the L2 Put Shares delivered to L2 Capital caused the Company to exceed the maximum commitment amount. The Company could not deliver another L2 Put Notice to L2 Capital within ten trading days of a prior Put Notice. The "L2 Investment Amount" means the aggregate L2 Purchase Price for the L2 Put Shares purchased by L2 Capital, minus clearing costs due to L2 Capital's broker or to the Company's transfer agent for the issuance of the L2 Put Shares (the "L2 Clearing Costs").The right of the Company to issue and sell the L2 Put Shares to L2 Capital was subject to the satisfaction of certain closing conditions, including, but not limited to, (i) the Company's Registration Statement on Form S-1 registering for resale by the Investor of the L2 Put Shares and Commitment Shares continuing to be effective as was declared by the U.S. Securities and Exchange Commission (the "SEC") on October 30, 2018, (ii) accuracy of the Company's representations and warranties, (iii) the Company's performance under the L2 Purchase Agreement in all material respects, (iv) no suspension of trading or delisting of the Company's common stock, (v) limitation of L2 Capital's beneficial ownership to no more than 9.99%, (vi) the Company maintaining its DWAC-eligible status, (vii) the Company maintaining a sufficient share reserve, and (viii) the minimum pricing for the L2 Put Shares must exceed $0.0001.
Equity ownership percentage					9.99%
Sales trading value					$ 5,000
Average trading percentage of common stock					5.00%
February 25, 2019 Equity Purchase Agreement [Member]
Common stock, shares authorized	10,000,000
Number of common shares reserved for future issuance	666,666,667
Number of common stock for services														7,000,000
Share issued price per shares	$ 0.0001								0.0097					$ 0.0097
Proceeds from issuance of common stock														$ 67,970
Equity purchase agreement description	Upon filing and effectiveness of the Company's Registration Statement on Form S-1, which was declared effective by the SEC on March 7, 2019, and provided other closing conditions are met, from time to time over the term of the Purchase Agreement, the Company has the right, but not the obligation, to direct the Investor to purchase shares of the Company's common stock (the "Put Shares") in a maximum amount of $1,000,000, provided that the number of Put Shares did not exceed 250% of the Average Daily Trading Volume (as defined in the Purchase Agreement). At any time and from time to time during the 3-year term of the Purchase Agreement (the "Commitment Period"), the Company has the right to deliver a notice to the Investor (the "Put Notice") and is obligated to deliver the Put Shares to Investor via DWAC (as defined in the Purchase Agreement) within two trading days. The purchase price (the "Purchase Price") for the Put Shares was 87.5% of the one lowest daily volume weighted average price on the Principal Market (as defined in the Purchase Agreement) (as reported by Bloomberg Finance L.P.) during the five trading days immediately following the date the Investor receives the Put Shares via DWAC associated with the applicable Put Notice (the "Valuation Period"). The closing of a Put Notice occurs within one trading day following the end of the respective Valuation Period, whereby (i) the Investor is obligated to deliver the Investment Amount (as defined below) to the Company by wire transfer of immediately available funds and (ii) the Investor is obligated to return surplus Put Shares if the value of the Put Shares delivered to the Investor causes the Company to exceed the maximum commitment amount. The Company cannot deliver another Put Notice to the Investor within ten trading days of a prior Put Notice. The "Investment Amount" means the aggregate Purchase Price for the Put Shares purchased by the Investor, minus clearing costs due to the Investor's broker or to the Company's transfer agent for the issuance of the Put Shares (the "Clearing Costs").
Equity ownership percentage	9.99%
February 25, 2019 Equity Purchase Agreement [Member] | Maximum [Member]
Share issued price per shares									0.0098					$ 0.0098
Legal fees	$ 10,000,000
February 25, 2019 Equity Purchase Agreement [Member] | Minimum [Member]
Share issued price per shares									$ 0.0096					$ 0.0096
Consultant [Member]
Number of common stock for services		2,000,000
Share issued price per shares		$ 0.02
Adjustment for amortization		$ 39,000
Consulting expense														$ 32,536
Consultant [Member] | Beginning November 1, 2018 and Ending May 1, 2019 [Member]
Conversion of common stock			2,000,000
Board of Directors [Member]
Common stock, shares authorized																			1,000,000
Share issued price per shares				$ 0.03
Number of common shares issued during period				1,000,000
Number of common shares issued during period, value				$ 30,000
Investor [Member] | October 5, 2018 Equity Purchase Agreement [Member]
Common stock, shares authorized					10,000,000
Share issued price per shares					$ 0.08
Number of common shares issued during period					3,850,597
Deferred offing costs					$ 318,059
Legal fees					$ 15,000
Lender [Member]
Number of common shares reserved for future issuance									1,251,210,391					1,251,210,391		165,657,321
Series A Preferred Stock [Member]
Preferred stock, shares authorized									500,000					500,000		500,000
Preferred stock, par value									$ 0.01					$ 0.01		$ 0.01									$ 0.01
Preferred stock, shares designated																									500,000
Preferred stock, shares issued									500,000					500,000		500,000
Preferred stock, shares outstanding									500,000					500,000		500,000
Number of common stock for services
Series B Preferred Stock [Member]
Preferred stock, shares authorized									5					5		5
Preferred stock, par value									$ 0.01					$ 0.01		$ 0.01								$ 0.01
Preferred stock, shares designated																								5
Preferred stock, shares issued									1					1		1
Preferred stock, shares outstanding									1					1		1
Number of common stock for services